INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 24, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the Liberty Street Horizon Fund

The Trust is filing Post-Effective Amendment No. 58 to its Registration Statement under Rule 485(a)(2) of the Securities Act of 1933, as amended, to create a new series, Liberty Street Horizon Fund.

Please direct your comments to Sardjono Kadiman at (626) 914-2109.  Thank you.

Sincerely,

/s/ SARDJONO KADIMAN

Sardjono Kadiman
Investment Managers Series Trust
Assistant Treasurer